Commitment and Contingencies - Future Minimum Amounts Payable Under Operating Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2021	$ 1,052	$ 4,029
2022	4,602	3,109
2023	2,956	1,381
2024	1,774	459
2025 and thereafter	2,938
Total minimum lease payments	$ 13,322	$ 8,978